UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.1%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,355	$2,537,513
Bombardier, Inc., 5.50%, 9/15/18(1)	1,260	1,278,900
Bombardier, Inc., 7.50%, 3/15/25(1)	1,890	1,880,550
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,200
Orbital ATK, Inc., 5.25%, 10/1/21(1)	1,415	1,471,600
TransDigm, Inc., 6.00%, 7/15/22	3,055	3,100,825
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,023,855
TransDigm, Inc., 7.50%, 7/15/21	490	529,200

		$13,908,643

Automotive & Auto Parts — 3.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$683,100
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,320	3,494,300
FCA US, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,244,432
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,941,719
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23(1)	1,990	2,012,387
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,308,771
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	348,575
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	338,394
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,903
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	615	634,988
Navistar International Corp., 8.25%, 11/1/21	4,285	4,252,862
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	2,350	2,585,000
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,831,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,294,400
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,215	1,225,631
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,380	1,390,350

		$33,144,437

Broadcasting — 2.2%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,054,463
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,093,375
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,017,781
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,535,625
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,346,987
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,857,800
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	695,756
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,114,800
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,521,094

		$24,237,681

Security	Principal Amount (000’s omitted)	Value

Building Materials — 2.3%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,100,000
Building Materials Corp. of America, 5.375%, 11/15/24(1)	3,780	3,893,400
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,697,237
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,846,675
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,885,000
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,559,680
Nortek, Inc., 8.50%, 4/15/21	1,370	1,486,450
Nortek, Inc., 10.00%, 12/1/18	1,815	1,905,750
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,828,250
USG Corp., 5.50%, 3/1/25(1)	880	926,200
USG Corp., 5.875%, 11/1/21(1)	880	948,200

		$25,076,842

Cable / Satellite TV — 5.0%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,623,725
Altice Finco SA, 7.625%, 2/15/25(1)	670	686,331
Altice SA, 7.625%, 2/15/25(1)	1,265	1,282,457
Altice SA, 7.75%, 5/15/22(1)	5,360	5,427,054
Cablevision Systems Corp., 7.75%, 4/15/18	790	888,750
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,171,495
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,797,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,040,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	130,838
CSC Holdings, LLC, 5.25%, 6/1/24(1)	385	401,844
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,691,425
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,908,800
DISH DBS Corp., 5.875%, 11/15/24	1,970	1,935,525
DISH DBS Corp., 6.75%, 6/1/21	4,450	4,722,918
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,573,458
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,940	5,054,237
Numericable-SFR SAS, 6.25%, 5/15/24(1)	1,300	1,337,388
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,491,462
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,276,763
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,025,000
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,966,188
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,600,212
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,675,078
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	931,919

		$55,640,192

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 0.8%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,845	$2,588,950
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,015,050
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,475,834
HRG Group, Inc., 7.875%, 7/15/19(1)	865	921,117
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	887,650

		$8,888,601

Chemicals — 1.9%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$3,079,250
Evolution Escrow Issuer, LLC, 7.50%, 3/15/22(1)	1,535	1,558,025
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,506,250
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	2,275	2,388,750
Polymer Group, Inc., 7.75%, 2/1/19	1,015	1,053,062
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,660,300
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,372,150
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	566,344

		$21,132,725

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$6,320	$6,304,200
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,223,450
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,182,150
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,316,100

		$11,025,900

Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.271%, 12/15/19(1)(3)	$1,105	$1,093,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	394,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	804,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	533,998
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	390	395,850
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,958,184
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	1,695	1,811,531
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,375	4,670,313
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,479,038
SIG Combibloc Holdings SCA, 7.75%, 2/15/23(1)	10,230	12,333,902

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	$220	$221,100

		$28,697,116

Diversified Financial Services — 3.0%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,205,531
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,257,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,927,381
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,480	1,511,082
CIT Group, Inc., 5.25%, 3/15/18	605	628,595
CIT Group, Inc., 5.375%, 5/15/20	230	244,088
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,066,543
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	730,437
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,466,728
International Lease Finance Corp., 6.25%, 5/15/19	975	1,079,812
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,921,037
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,325,469
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,369,728
Navient Corp., 5.00%, 10/26/20	1,290	1,260,975
Navient Corp., 5.50%, 1/15/19	4,115	4,193,185
Navient Corp., 5.875%, 10/25/24	1,290	1,222,275
Navient Corp., 7.25%, 1/25/22	85	90,313
Navient Corp., 8.00%, 3/25/20	6,065	6,769,996
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,469,566

		$33,739,741

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,152,487
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,257,812
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	466,138
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,918,800
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,263,600

		$7,058,837

Energy — 12.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,226,188
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,579,500

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	$1,260	$1,310,400
Antero Resources Corp., 5.375%, 11/1/21	3,335	3,385,025
Antero Resources Corp., 5.625%, 6/1/23(1)	1,295	1,327,375
Antero Resources Corp., 6.00%, 12/1/20	425	436,156
Berry Petroleum Co., LLC, 6.375%, 9/15/22	1,660	1,373,650
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,560	1,630,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,009,212
California Resources Corp., 5.50%, 9/15/21	1,965	1,871,662
California Resources Corp., 6.00%, 11/15/24	330	312,263
Chesapeake Energy Corp., 3.525%, 4/15/19(3)	2,195	2,112,687
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	2,939,100
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,221,725
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,815,219
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,417,050
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,680,100
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,953,600
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	2,495	2,657,175
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,481,450
Denbury Resources, Inc., 5.50%, 5/1/22	715	681,038
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,508,750
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,078,988
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,938,175
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	900	931,869
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	2,215,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	3,096,000
Gulfport Energy Corp., 6.625%, 5/1/23(1)	1,295	1,324,138
Gulfport Energy Corp., 7.75%, 11/1/20	3,460	3,667,600
Halcon Resources Corp., 8.625%, 2/1/20(1)(4)	910	948,675
Harvest Operations Corp., 6.875%, 10/1/17	800	743,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	572,125
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,000	1,011,250
Laredo Petroleum, Inc., 6.25%, 3/15/23	610	634,400
Laredo Petroleum, Inc., 7.375%, 5/1/22	4,105	4,412,875
Matador Resources Co., 6.875%, 4/15/23(1)	1,530	1,577,812
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,775,669

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	$4,850	$4,728,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,600	1,636,000
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,448,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,810,500
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,291,988
Range Resources Corp., 6.75%, 8/1/20	1,580	1,651,100
Rice Energy, Inc., 7.25%, 5/1/23(1)	645	674,025
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,750,875
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,741,837
RSP Permian, Inc., 6.625%, 10/1/22(1)	3,180	3,316,740
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,725,449
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,730,350
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	3,805	3,838,294
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,238,300
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,373,000
Samson Investment Co., 9.75%, 2/15/20	1,455	183,694
SESI, LLC, 6.375%, 5/1/19	2,655	2,734,650
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	2,665	2,724,962
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,622,475
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	1,067,900
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	820,000
SM Energy Co., 6.125%, 11/15/22(1)	910	960,050
SM Energy Co., 6.50%, 1/1/23	1,940	2,046,700
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,419,175
Tesoro Corp., 5.375%, 10/1/22	1,970	2,068,500
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	680,000
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,631,362
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,259,900
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	3,420	3,646,404
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	400,369
WPX Energy, Inc., 5.25%, 1/15/17	715	736,450

		$137,815,800

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,181,687
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,098,281

		$2,279,968

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Environmental — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,216,562
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,209,500
Covanta Holding Corp., 5.875%, 3/1/24	940	977,600
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,526,525

		$4,930,187

Food & Drug Retail — 0.4%
Rite Aid Corp., 6.125%, 4/1/23(1)	$4,785	$4,982,381

		$4,982,381

Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,096	$1,844,880
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	3,031,875
Constellation Brands, Inc., 6.00%, 5/1/22	565	649,750
Dean Foods Co., 6.50%, 3/15/23(1)	1,890	1,951,425
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,540	2,609,850
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,223,438
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,029,210
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	991,300

		$13,331,728

Gaming — 2.8%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,505	$2,614,498
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	2,228,450
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,525,575
International Game Technology PLC, 6.50%, 2/15/25(1)	720	702,000
MGM Resorts International, 6.00%, 3/15/23	2,590	2,693,600
MGM Resorts International, 6.625%, 12/15/21	1,060	1,139,500
MGM Resorts International, 7.75%, 3/15/22	3,900	4,397,250
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,551	2,402,823
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,348,363
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,688,700
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,645	5,729,675
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(8)	3,605	2,000,775
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,767,187

		$31,238,396

Health Care — 10.8%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$910	$886,112
Alere, Inc., 6.50%, 6/15/20	1,020	1,068,450

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Alere, Inc., 7.25%, 7/1/18	$515	$549,119
Alere, Inc., 8.625%, 10/1/18	1,300	1,352,000
AmSurg Corp., 5.625%, 11/30/20	2,035	2,093,506
AmSurg Corp., 5.625%, 7/15/22	1,825	1,861,865
Biomet, Inc., 6.50%, 8/1/20	4,205	4,462,556
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	802,172
Centene Corp., 4.75%, 5/15/22	885	932,569
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,378,000
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,595,537
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,883,019
Concordia Healthcare Corp., 7.00%, 4/15/23(1)	645	656,288
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,093,016
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,620,925
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)(4)	2,215	2,253,762
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 7/15/19(1)	915	957,319
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	540	570,375
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	185	196,563
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,656,287
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,599,286
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,657,225
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,386,000
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,322,250
HCA, Inc., 6.50%, 2/15/20	505	576,963
HCA, Inc., 7.50%, 2/15/22	1,530	1,793,925
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,127,335
Hologic, Inc., 6.25%, 8/1/20	5,415	5,638,369
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	1,330	1,354,937
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,782,675
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	835,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	4,700	5,070,125
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	3,915,862
Mallinckrodt International Finance S.A., 4.875%, 4/15/20(1)	1,280	1,307,200
Mallinckrodt International Finance S.A., 5.50%, 4/15/25(1)	1,280	1,312,000
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,115	6,436,099
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	2,012,294
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,539,037
Salix Pharmaceuticals, Ltd., 6.50%, 1/15/21(1)	2,275	2,583,547
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,455,669
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	1,525	1,566,937

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Teleflex, Inc., 5.25%, 6/15/24	$845	$855,563
Teleflex, Inc., 6.875%, 6/1/19	545	567,481
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,728,050
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,408,594
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,914,781
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	6,400	6,568,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,400	6,640,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,762,712
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,663,875
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,620,319
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,303,050

		$120,174,975

Homebuilders / Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$1,950	$2,071,875
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	1,860	1,839,075
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	2,365	2,341,350

		$6,252,300

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,508,600
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,227,875
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	1,285	1,307,487

		$6,043,962

Insurance — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,852,650
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,846,900
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,809,925
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,976,700

		$10,486,175

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$927,625
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,068,625

Security	Principal Amount (000’s omitted)	Value

Leisure (continued)
Royal Caribbean Cruises, 7.25%, 6/15/16	$535	$568,438
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,509,063
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,463,607

		$7,537,358

Metals / Mining — 1.7%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$222,000
CONSOL Energy, Inc., 5.875%, 4/15/22	1,140	1,057,350
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,682,800
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,339,855
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	938	879,375
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,182,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	1,055,000
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,527,325
Novelis, Inc., 8.375%, 12/15/17	1,025	1,067,281
SunCoke Energy Inc., 7.625%, 8/1/19	209	214,904
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	542,063
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,657,162
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	325,238

		$18,584,453

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,682,686

		$2,682,686

Publishing / Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$5,167,563
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,126,481

		$6,294,044

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$837,900
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,064,594

		$1,902,494

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	$4,955	$5,140,812
NPC International, Inc., 10.50%, 1/15/20	5,235	5,549,100

		$10,689,912

Services — 5.6%
Acosta, Inc., 7.75%, 10/1/22(1)	$5,705	$5,847,625
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,446,282
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	1,920	1,968,192
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,680	1,713,600
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,865,162
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,316,100
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,622,400
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,266,275
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,820	15,503,600
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	4,770	5,020,425
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	927,625
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	819	870,188
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,825	1,866,063
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,698,450
TransUnion, 8.125%, 6/15/18(2)	2,585	2,643,162
TransUnion, 9.625%, 6/15/18(2)	3,840	3,878,400
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,163,841
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,398,157
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,412,063
United Rentals North America, Inc., 8.25%, 2/1/21	92	99,705
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	2,045,225

		$62,572,540

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,095,662
ArcelorMittal, 7.00%, 2/25/22	670	731,138
Steel Dynamics, Inc., 5.50%, 10/1/24(1)	505	522,675

		$2,349,475

Super Retail — 5.4%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$3,425	$3,604,812
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	1,322,978
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	1,880	1,978,700
Family Tree Escrow, LLC, 5.75%, 3/1/23(1)	6,525	6,883,875
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,801,450
L Brands, Inc., 6.625%, 4/1/21	3,670	4,220,500
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Levi Strauss & Co., 5.00%, 5/1/25(1)	$975	$979,266
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,494,163
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	617	630,111
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,396,950
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,294,625
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,566,000
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,524,900
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,938,306
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,266,625
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,818,725
PVH Corp., 7.75%, 11/15/23	3,385	4,154,350
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,475,906
rue21, Inc., 9.00%, 10/15/21(1)	2,235	2,011,500
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	905,250

		$59,649,192

Technology — 4.4%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,148,850
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,457,275
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,593,250
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	1,431,750
Avaya, Inc., 10.50%, 3/1/21(1)	3,318	2,936,297
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,530	1,411,425
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,610,072
First Data Corp., 6.75%, 11/1/20(1)	390	416,325
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,427,278
First Data Corp., 10.625%, 6/15/21	1,251	1,425,752
First Data Corp., 11.25%, 1/15/21	1,758	1,982,145
First Data Corp., 11.75%, 8/15/21	1,889	2,176,496
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,824,535
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	3,085	3,104,281
Infor US, Inc., 6.50%, 5/15/22(1)	1,230	1,266,900
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,710	2,726,260
Micron Technology, Inc., 5.625%, 1/15/26(1)	3,545	3,527,275
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	858,331
Sensata Technologies B.V., 5.625%, 11/1/24(1)	570	610,613
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,750,150
Zebra Technologies Corp., 7.25%, 10/15/22(1)	4,045	4,378,713

		$48,702,973

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 6.8%
CenturyLink, Inc., 6.75%, 12/1/23	$1,955	$2,122,172
Communications Sales & Leasing, Inc., 6.00%, 4/15/23(1)	260	261,693
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(1)	905	931,019
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,647,930
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,287,220
Equinix, Inc., 5.375%, 1/1/22	1,935	2,017,238
Frontier Communications Corp., 6.25%, 9/15/21	1,950	1,940,250
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,893,431
Frontier Communications Corp., 7.625%, 4/15/24	285	291,769
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,781,575
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,284,311
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,530	5,108,337
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	2,362,409
NII International Telecom S.C.A., 7.875%, 8/15/19(1)(8)	1,140	1,060,200
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,389,175
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,289,513
Sprint Communications, Inc., 6.00%, 11/15/22	255	240,656
Sprint Communications, Inc., 7.00%, 8/15/20	780	793,650
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,695,848
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,248,300
Sprint Corp., 7.25%, 9/15/21	3,550	3,572,188
Sprint Corp., 7.625%, 2/15/25	2,735	2,696,437
Sprint Corp., 7.875%, 9/15/23	10,330	10,394,562
T-Mobile USA, Inc., 6.25%, 4/1/21	895	938,631
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,956,031
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,538,720
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,672,825
T-Mobile USA, Inc., 6.731%, 4/28/22	560	592,200
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,180,425
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	3,825	3,925,406
Windstream Corp., 7.75%, 10/1/21	3,955	3,905,562

		$75,019,683

Transportation Ex Air / Rail — 0.9%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$496,250
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,735,800
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,229,375

		$10,461,425

Utilities — 1.5%
AES Corp. (The), 5.50%, 3/15/24	$790	$793,950
Calpine Corp., 5.375%, 1/15/23	2,075	2,103,531

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corp., 5.75%, 1/15/25	$925	$933,140
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,328,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,691,050
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,327,400
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,243,406
NRG Energy, Inc., 8.25%, 9/1/20	1,980	2,098,800

		$16,519,777

Total Corporate Bonds & Notes (identified cost $901,019,983)		$923,052,599

Senior Floating-Rate Interests — 5.0%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$2,000	$2,026,250

		$2,026,250

Containers — 0.1%
Anchor Glass Container Corporation, Term Loan, 4.25%, Maturing 6/30/21	$940	$946,523

		$946,523

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,822	$1,814,961

		$1,814,961

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,320,333

		$1,320,333

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$792	$809,820

		$809,820

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,625	$1,632,899

		$1,632,899

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$1,949	$1,957,159

		$1,957,159

Metals / Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$2,029	$1,837,367

		$1,837,367

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,584	$1,596,705
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,778	1,791,720

		$3,388,425

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,500	$1,509,531
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	3,765	3,808,535
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,190,326

		$7,508,392

Super Retail — 1.2%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,300	$3,339,646
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,960	3,947,625
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,942,500
PetSmart, Inc., Term Loan, 5.00%, Maturing 3/11/22	1,600	1,621,800
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,758	2,561,493

		$13,413,064

Technology — 0.3%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$4,000	$3,875,000

		$3,875,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.6%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,071	$3,094,856
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,755,500

		$6,850,356

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$470,875
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	575	541,171
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	93,305
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	793	746,442

		$1,851,793

Utilities — 0.5%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,524,860
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	965,802
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.668%, Maturing 10/10/17	2,600	1,603,225

		$6,093,887

Total Senior Floating-Rate Interests (identified cost $55,743,268)		$55,326,229

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$1,467,035

		$1,467,035

Health Care — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$1,342	$1,578,528
NuVasive, Inc., 2.75%, 7/1/17	5,500	6,802,812

		$8,381,340

Total Convertible Bonds (identified cost $9,866,683)		$9,848,375

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value

HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(10)	$2,065	$2,120,178
Motel 6, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	5,000	5,034,732

Total Commercial Mortgage-Backed Securities (identified cost $7,021,179)		$7,154,910

Common Stocks — 3.3%

Security	Shares	Value

Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$876,500

		$876,500

Building Materials — 0.3%
Panolam Holdings Co.(5)(6)(11)	3,117	$2,737,225

		$2,737,225

Consumer Products — 0.0%(12)
HF Holdings, Inc.(5)(6)(11)	13,600	$335,784

		$335,784

Diversified Financial Services — 0.1%
CIT Group, Inc.	25,000	$1,125,750

		$1,125,750

Energy — 1.0%
Energy Transfer Equity, LP	25,000	$1,666,500
Seven Generations Energy, Ltd.(11)	560,000	9,515,126

		$11,181,626

Food / Beverage / Tobacco — 0.5%
Constellation Brands, Inc., Class A(11)	50,993	$5,912,129

		$5,912,129

Gaming — 0.0%(12)
New Cotai Participation Corp., Class B(5)(6)(11)	7	$221,515

		$221,515

Health Care — 0.9%
AmSurg Corp.(11)	75,000	$4,704,000
Hologic, Inc.(11)	105,000	3,542,700
NuVasive, Inc.(11)	40,000	1,789,200

		$10,035,900

Security	Shares	Value

Homebuilders / Real Estate — 0.1%
TRI Pointe Homes, Inc.(11)	80,000	$1,142,400

		$1,142,400

Services — 0.3%
United Rentals, Inc.(11)	30,000	$2,897,400

		$2,897,400

Total Common Stocks (identified cost $28,398,792)		$36,466,229

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$972,250
Chesapeake Energy Corp., 5.75%(1)	130	113,506

		$1,085,756

Health Care — 0.5%
Alere, Inc., 3.00%	15,630	$5,193,849

		$5,193,849

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.50%	25,000	$2,565,000

		$2,565,000

Total Convertible Preferred Stocks (identified cost $7,545,019)		$8,844,605

Miscellaneous — 1.1%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(11)	3,555,000	31,106

		$97,475

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$15,825

		$15,825

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value

Gaming — 1.1%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(5)(11)	$1,193,299	$17,900
PGP Investors, LLC, Membership Interests(5)(6)(11)	25,714	8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	5,410	3,516,500

		$12,534,398

Utilities — 0.0%(12)
EME Reorganization Trust	2,640,437	$26,404

		$26,404

Total Miscellaneous (identified cost $9,451,808)		$12,674,102

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18 (5)(11)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(13)	$38,435	$38,434,776

Total Short-Term Investments (identified cost $38,434,776)		$38,434,776

Total Investments — 98.3% (identified cost $1,057,481,508)		$1,091,801,841

Other Assets — 1.7%		$19,417,394

Net Assets — 100.0%		$1,111,219,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession
HILT	–	Hilton USA Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $495,974,775 or 44.6% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)	When-issued/delayed delivery security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(11)	Non-income producing security.

(12)	Amount is less than 0.05%.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,019,046,732)	$1,053,367,065
Affiliated investment, at value (identified cost, $38,434,776)	38,434,776
Cash	87,304
Restricted cash*	2,047,560
Foreign currency, at value (identified cost, $110)	114
Interest and dividends receivable	17,010,759
Interest receivable from affiliated investment	6,390
Receivable for investments sold	5,985,418
Receivable for open forward foreign currency exchange contracts	190,428
Receivable for open swap contracts	602,661
Premium paid on open non-centrally cleared swap contracts	114,564
Total assets	$1,117,847,039

Liabilities
Cash collateral due to brokers	$1,090,000
Payable for investments purchased	1,486,745
Payable for when-issued/delayed delivery securities	3,129,550
Payable for variation margin on open centrally cleared swap contracts	73,682
Payable for open forward foreign currency exchange contracts	329,013
Premium received on open non-centrally cleared swap contracts	5,181
Payable to affiliates:
Investment adviser fee	424,321
Trustees’ fees	4,054
Accrued expenses	85,258
Total liabilities	$6,627,804
Net Assets applicable to investors’ interest in Portfolio	$1,111,219,235

Sources of Net Assets
Investors’ capital	$1,076,414,552
Net unrealized appreciation	34,804,683
Total	$1,111,219,235

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$32,345,022
Dividends	548,821
Interest allocated from affiliated investment	35,197
Expenses allocated from affiliated investment	(3,765)
Total investment income	$32,925,275

Expenses
Investment adviser fee	$2,457,344
Trustees’ fees and expenses	24,295
Custodian fee	129,303
Legal and accounting services	57,342
Miscellaneous	13,445
Total expenses	$2,681,729
Deduct —
Reduction of custodian fee	$30
Total expense reductions	$30

Net expenses	$2,681,699

Net investment income	$30,243,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,627,309)
Investment transactions allocated from affiliated investment	72
Swap contracts	165,663
Foreign currency and forward foreign currency exchange contract transactions	1,147,359
Net realized loss	$(314,215)
Change in unrealized appreciation (depreciation) —
Investments	$(4,792,545)
Swap contracts	(248,049)
Foreign currency and forward foreign currency exchange contracts	(357,737)
Net change in unrealized appreciation (depreciation)	$(5,398,331)

Net realized and unrealized loss	$(5,712,546)

Net increase in net assets from operations	$24,531,030

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$30,243,576	$60,305,763
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(314,215)	13,753,494
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(5,398,331)	(5,548,519)
Net increase in net assets from operations	$24,531,030	$68,510,738
Capital transactions —
Contributions	$189,786,242	$167,637,129
Withdrawals	(142,861,632)	(204,766,289)
Net increase (decrease) in net assets from capital transactions	$46,924,610	$(37,129,160)

Net increase in net assets	$71,455,640	$31,381,578

Net Assets
At beginning of period	$1,039,763,595	$1,008,382,017
At end of period	$1,111,219,235	$1,039,763,595

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52	%(2)	0.52%	0.54%	0.56%	0.60%	0.64%
Net investment income	5.84	%(2)	5.72%	6.34%	7.06%	7.67%	8.65%
Portfolio Turnover	19	%(3)	44%	62%	76%	78%	79%

Total Return	2.27	%(3)	6.88%	10.46%	13.20%	5.90%	19.52%

Net assets, end of period (000’s omitted)	$1,111,219		$1,039,764	$1,008,382	$947,318	$866,997	$852,159

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 57.9%, 29.7%, 9.9% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

29

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

30

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on

31

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $2,457,344 or 0.47% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $253,330,034 and $188,490,220, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,073,101,570

Gross unrealized appreciation	$34,823,432
Gross unrealized depreciation	(16,123,161)

Net unrealized appreciation	$18,700,271

5  Restricted Securities

At April 30, 2015, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$2,505,230	$2,287,660	$2,614,498

Total Corporate Bonds & Notes			$2,287,660	$2,614,498

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225

Total Common Stocks			$2,659,367	$3,294,524

32

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,516,500

Total Miscellaneous			$8,963,425	$12,516,498

Total Restricted Securities			$13,910,452	$18,425,520

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	Canadian Dollar 1,470,000	United States Dollar 1,203,701	JPMorgan Chase Bank, N.A.	$—	$(14,234)	$(14,234)
5/29/15	Canadian Dollar 10,550,000	United States Dollar 8,426,181	JPMorgan Chase Bank, N.A.	—	(314,779)	(314,779)
5/29/15	Euro 10,730,000	United States Dollar 12,195,385	JPMorgan Chase Bank, N.A.	143,473	—	143,473
5/29/15	United States Dollar 955,562	Canadian Dollar 1,210,000	JPMorgan Chase Bank, N.A.	46,955	—	46,955

				$190,428	$(329,013)	$(138,585)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$13,646	$1,399	$15,045
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	23,731	3,782	27,513
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	83,737	(661)	83,076
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	79,744	(13,478)	66,266
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	79,744	(24,121)	55,623
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	175,849	(34,866)	140,983

33

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	$1,100	5.00	%(1)	9/20/16	$79,744	$(15,610)	$64,134
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	175,849	(25,828)	150,021

Total			$11,650				$712,044	$(109,383)	$602,661

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

ICE Clear Credit	Markit CDX North America High Yield Index	$10,000	5.00	%(1)	6/20/20	3.28%	$770,973	$(759,592)	$11,381
ICE Clear Credit	Markit CDX North America High Yield Index	10,000	5.00	(1)	6/20/20	3.28	770,973	(767,100)	3,873

Total		$20,000					$1,541,946	$(1,526,692)	$15,254

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $31,650,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serves as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $329,013. At April 30, 2015, there were no assets pledged by the Portfolio for such liability.

34

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$712,044	(1)	$—
Credit	Swap contracts (centrally cleared)	15,254	(2)	—
Foreign Exchange	Forward foreign currency exchange contracts	190,428	(3)	(329,013	)(4)

Total		$917,726		$(329,013)

Derivatives not subject to master netting or similar agreements		$15,254		$—

Total Derivatives subject to master netting or similar agreements		$902,472		$(329,013)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

35

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$13,646	$—	$—	$—	$13,646
Barclays Bank PLC	23,731	—	—	—	23,731
Credit Suisse International	83,737	—	—	—	83,737
Deutsche Bank AG	335,337	—	—	(335,337)	—
Goldman Sachs International	255,593	—	—	(255,593)	—
JPMorgan Chase Bank, N.A.	190,428	(190,428)	—	—	—

	$902,472	$(190,428)	$—	$(590,930)	$121,114

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

JPMorgan Chase Bank, N.A.	$(329,013)	$190,428	$—	$—	$(138,585)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$165,663	$(248,049)
Foreign Exchange	Forward foreign currency exchange contracts	1,149,156	(362,757)

Total		$1,314,819	$(610,806)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$16,338,000	$15,436,000

36

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$920,438,101	$2,614,498	$923,052,599
Senior Floating-Rate Interests	—	55,326,229	—	55,326,229
Convertible Bonds	—	9,848,375	—	9,848,375
Commercial Mortgage-Backed Securities	—	7,154,910	—	7,154,910
Common Stocks	33,171,705	—	3,294,524	36,466,229
Convertible Preferred Stocks	3,537,250	5,307,355	—	8,844,605
Miscellaneous	26,404	3,629,800	9,017,898	12,674,102
Warrants	—	—	16	16
Short-Term Investments	—	38,434,776	—	38,434,776

Total Investments	$36,735,359	$1,040,139,546	$14,926,936	$1,091,801,841
Forward Foreign Currency Exchange Contracts	$—	$190,428	$—	$190,428
Swap Contracts	—	727,298	—	727,298

Total	$36,735,359	$1,041,057,272	$14,926,936	$1,092,719,567

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(329,013)	$—	$(329,013)

Total	$—	$(329,013)	$—	$(329,013)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

37

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

38

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2015